Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2023	2022	2021
Cost of cloud	94	53	51
Cost of software licenses and support	38	48	49
Cost of services	375	250	233
Research and development	703	440	402
Sales and marketing	834	503	513
General and administration	175	137	87
Share-based payment expenses	2,220	1,431	1,334
Thereof cash-settled share-based payments	806	356	1,136
Thereof equity-settled share-based payments	1,414	1,075	199

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Schedule of Number of Shares Purchased

Millions	2023	2022	2021
Own	6.5	9.2	5.7

Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Grant Date in 2023

Move
€, unless otherwise stated	(2022–2023 Tranches)
Weighted average fair value as at grant date	111.23
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	114.25
Weighted average expected dividend yield (in %)	1.79
Weighted average initial life at grant date (in years)	1.7
Weighted average remaining life of awards outstanding as at 12/31/2023 (in years)	1.1

[1] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Grant Date in 2022

€, unless otherwise stated	Move
(2022 Tranches)
Weighted average fair value as at grant date	93.80
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	97.61
Weighted average expected dividend yield (in %)	2.43
Weighted average initial life at grant date (in years)	1.6
Weighted average remaining life of awards outstanding as at 12/31/2022 (in years)	1.2

[1] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Move
Thousands, unless otherwise stated	(2022-2023 Tranches)
12/31/2021	NA
Granted[2]	15,371
Adjustment based upon KPI target achievement	-139
Exercised	-3,258
Forfeited	-470
12/31/2022	11,504
Granted[2]	13,760
Adjustment based upon KPI target achievement	115
Exercised	-7,675
Forfeited	-403
Change in settlement[2]	-471
12/31/2023	16,830

2 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable. Share units with switched classification are considered in the number of granted share units.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2023	2022	2021
Own	239	307	200
Move (2022–2023 Tranches)	1,175	768	NA
Total	1,414	1,075	200

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2023

€, unless otherwise stated	LTI 2020	Move
	(2020-2023	(2020–2023
	Tranches)	Tranches)
Weighted average fair value as at 12/31/2023	154.24	137.98
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Other[3]
Share price	139.48	139.48
Expected volatility (in %)	15 to 23	NA
Expected dividend yield (in %)	NA	1.52
Weighted average remaining life of awards outstanding as at 12/31/2023 (in years)	1.9	0.7

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Year End 2022

€, unless otherwise stated	LTI 2020	Move
	(2020 -2022	(2019-2022
	Tranches)	Tranches)
Weighted average fair value as at 12/31/2022	94.83	94.78
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Other[3]
Share price	96.39	96.39
Expected volatility (in %)	24 to 31	NA
Expected dividend yield (in %)	NA	2.03
Weighted average remaining life of awards outstanding as at 12/31/2022 (in years)	2.3	0.8

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2020	Move
	(2020–2023	(2019–2023
	Tranches)	Tranches)
12/31/2021	340	18,783
Granted[4]	206	2,997
Adjustment based upon KPI target achievement	NA	-36
Exercised	0	-8,869
Forfeited	0	-1,016
12/31/2022	546	11,859
Granted[4]	215	1,900
Adjustment based upon KPI target achievement	-64	-57
Exercised	0	-7,234
Forfeited	-91	-266
Change in settlement[4]	NA	470
12/31/2023	605	6,672

Total carrying amount (in € millions) of liabilities as at
12/31/2022	23	752
12/31/2023	59	644

Total intrinsic value of vested awards (in € millions) as at
12/31/2022	3	0
12/31/2023	15	0

Weighted average share price (in €) for awards exercised in
2022	NA	97.35
2023	NA	117.86

Total expense (in € millions) recognized in
2021	9	1,139
2022	8	346
2023	36	764

4 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable. Share units with switched classification are considered in the number of granted share units.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	555	152	707	524	279	803
/ Other non-financial liabilities	5,648	698	6,346	4,818	705	5,523
Share-based payment liabilities as % of / Other non-financial liabilities	10	22	11	11	40	15